Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 298,756	$ 240,208	$ 183,008
Production and similar taxes	1,536	1,775	683
Replacement cost profit (loss) before interest and taxation	20,179	8,621	(2,027)
Non-current assets	192,248	185,474
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	98,066	83,269	65,132
Production and similar taxes	369	52	155
Replacement cost profit (loss) before interest and taxation	3,041	(266)	(8,311)
Non-current assets	68,188	61,828
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	200,690	156,939	117,876
Production and similar taxes	1,167	1,723	528
Replacement cost profit (loss) before interest and taxation	17,138	8,887	6,284
Non-current assets	124,060	123,646
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	65,630	48,837	$ 37,119
Non-current assets	$ 19,426	$ 18,004